Property, plant and equipment - Reconciliation of carrying amount (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of carrying amount
Balance at the beginning	[1]	$ 1,194,480
Other movements			$ (1,204)
Balance at the end		1,171,049	1,194,480	[1]
Freehold land and buildings
Reconciliation of carrying amount
Balance at the beginning		8,221
Balance at the end		7,827	8,221
Plant and equipment
Reconciliation of carrying amount
Balance at the beginning		273,219
Balance at the end		283,970	273,219
ROU asset
Reconciliation of carrying amount
Balance at the beginning		16,572
Balance at the end		13,736	16,572
Mine development
Reconciliation of carrying amount
Balance at the beginning		896,468
Other movements			(1,204)
Balance at the end		865,516	896,468
Cost
Reconciliation of carrying amount
Balance at the beginning		1,241,139
Acquired through business combination			1,215,828
Additions		61,778	43,079
Transfers to E&E		(45)
Disposals		(147)	(16,564)
Other movements		(6,657)
Balance at the end		1,296,068	1,241,139
Cost | Freehold land and buildings
Reconciliation of carrying amount
Balance at the beginning		8,559
Acquired through business combination			8,559
Transfers from CIP		148
Balance at the end		8,707	8,559
Cost | Plant and equipment
Reconciliation of carrying amount
Balance at the beginning		284,509
Acquired through business combination			293,348
Additions		33,557	7,725
Transfers from CIP		(148)
Transfers to E&E		(45)
Disposals		(147)	(16,564)
Other movements		78
Balance at the end		317,804	284,509
Cost | ROU asset
Reconciliation of carrying amount
Balance at the beginning		18,649
Acquired through business combination			395
Additions		1,617	18,254
Balance at the end		20,266	18,649
Cost | Mine development
Reconciliation of carrying amount
Balance at the beginning		929,422
Acquired through business combination			913,526
Additions		26,604	17,100
Other movements		(6,735)
Balance at the end		949,291	929,422
Accumulated depreciation
Reconciliation of carrying amount
Balance at the beginning		46,659
Depreciation for the period		78,360	46,659
Balance at the end		125,019	46,659
Accumulated depreciation | Freehold land and buildings
Reconciliation of carrying amount
Balance at the beginning		338
Depreciation for the period		542	338
Balance at the end		880	338
Accumulated depreciation | Plant and equipment
Reconciliation of carrying amount
Balance at the beginning		11,290
Depreciation for the period		22,544	11,290
Balance at the end		33,834	11,290
Accumulated depreciation | ROU asset
Reconciliation of carrying amount
Balance at the beginning		2,077
Depreciation for the period		4,453	2,077
Balance at the end		6,530	2,077
Accumulated depreciation | Mine development
Reconciliation of carrying amount
Balance at the beginning		32,954
Depreciation for the period		50,821	32,954
Balance at the end		$ 83,775	$ 32,954

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.